Deposits for Plant, Property and Equipment (Tables)	6 Months Ended
Dec. 31, 2022
Deposits for Plant, Property and Equipment [Abstract]
Schedule of the deposits for plant, property and equipment
	December 31, 2022	June 30, 2022
	(unaudited)
Deposits for mining equipment	$62,935,074	66,244,707
Less: impairment of deposits for mining equipment	(2,381,631)	(2,561,110)
Total	$60,553,443	$63,683,597